WARRANT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
WARRANT LIABILITIES
Schedule of warrant activity

			Weighted Average
	Number of Warrants	Exercise Price	Remaining Life
		US$ per
		Ordinary Share	Years
Outstanding at December 31, 2024	—	—	—
Granted	10,000,000	4.00	—
Outstanding at December 31, 2025	10,000,000	4.00	2.59
Exercisable at December 31, 2025	5,000,000	4.00	2.51

Schedule of assumptions used in estimating the fair value of warrant liabilities

For the year ended
December 31, 2025
Risk-free interest rate	3.51% - 3.52%
Exercise price per ordinary share	US$4.00
Expected volatility range	59.60% - 60.05%
Term of warrants	2.5 - 2.7 years
Dividend yield	0%